Segment information - Income statement related (Details) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2016 CHF (SFr) BusinessDivision	Mar. 31, 2016 CHF (SFr)	Jun. 30, 2015 CHF (SFr)	Jun. 30, 2016 CHF (SFr)	Jun. 30, 2015 CHF (SFr)
Segment Reporting Information
Net revenues	SFr 5,108	SFr 4,638	SFr 6,955	SFr 9,746	SFr 13,602
Number of segments | BusinessDivision	6
Income/(loss) from continuing operations before taxes	SFr 199	(484)	1,656	(285)	3,167
Swiss Universal Bank
Segment Reporting Information
Net revenues	1,337	1,356	1,462	2,693	2,862
Income/(loss) from continuing operations before taxes	453	432	468	885	911
International Wealth Management
Segment Reporting Information
Net revenues	1,145	1,173	1,165	2,318	2,286
Income/(loss) from continuing operations before taxes	245	300	272	545	550
Asia Pacific
Segment Reporting Information
Net revenues	911	907	1,040	1,818	2,128
Income/(loss) from continuing operations before taxes	206	264	367	470	832
Global Markets
Segment Reporting Information
Net revenues	1,630	1,245	1,926	2,875	4,077
Income/(loss) from continuing operations before taxes	154	(198)	391	(44)	1,118
Investment Banking & Capital Markets
Segment Reporting Information
Net revenues	543	388	568	931	967
Income/(loss) from continuing operations before taxes	135	(62)	145	73	98
Corporate Center
Segment Reporting Information
Net revenues	(95)	110	384	15	557
Income/(loss) from continuing operations before taxes	(235)	33	263	(202)	212
Strategic Resolution Unit
Segment Reporting Information
Net revenues	(363)	(541)	410	(904)	725
Income/(loss) from continuing operations before taxes	(759)	SFr (1,253)	(250)	(2,012)	(554)
Bank
Segment Reporting Information
Net revenues	4,963		6,806	9,329	13,345
Income/(loss) from continuing operations before taxes	SFr 55		SFr 1,508	SFr (703)	SFr 2,929